Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

14 Goodwill

The changes in goodwill in 2017 and 2016 were as follows:

	2017	2016
Balances as of January 1
Cost	9,029	9,414
Accumulated impairment	(186)	(186)

Book value	8,843	9,228
Changes in book value:
Acquisitions	—	14
Purchase accounting and other adjustments related to Freescale acquisition	(28)	(25)
Transfer to assets held for sale	—	(349)
Translation differences	51	(25)

Total changes	23	(385)
Balances as of December 31
Cost	9,020	9,029
Accumulated impairment	(154)	(186)

Book value	8,866	8,843

No goodwill impairment charges were required to be recognized in 2017 or 2016.

In 2016, goodwill includes $14 million related to an acquisition of a business for $200 million.

Transfer to assets held for sale in 2016 includes our SP business, which closed in the first quarter of 2017.

The fair value of the reporting units substantially exceeds the carrying value of the reporting units.

See note 23, “Segments and Geographical Information”, for goodwill by segment and note 3, “Acquisitions and Divestments”.